Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended						3 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended					12 Months Ended
	Jun. 15, 2010	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor Commitment Expires On Two Thousand Fifteen	Dec. 31, 2012 TransUnion Corp-Successor Commitment Expires On Two Thousand Sixteen	Dec. 31, 2012 TransUnion Corp-Successor Commitment Expires On Two Thousand Seventeen	Dec. 31, 2012 TransUnion Corp-Successor Notes Payable	Dec. 31, 2011 TransUnion Corp-Predecessor	Apr. 15, 2011 TransUnion Corp-Predecessor Notes Payable	Mar. 31, 2013 Seven Year Senior Secured Term Loan TransUnion Corp-Successor	Dec. 31, 2012 Seven Year Senior Secured Term Loan TransUnion Corp-Successor	Feb. 05, 2013 Senior Secured Revolving Line Of Credit TransUnion Corp-Successor	Mar. 31, 2013 Senior Secured Revolving Line Of Credit TransUnion Corp-Successor	Dec. 31, 2012 Senior Secured Revolving Line Of Credit TransUnion Corp-Successor	Dec. 31, 2012 Senior Secured Revolving Line Of Credit Minimum TransUnion Corp-Successor	Dec. 31, 2012 Senior Secured Term Loan TransUnion Corp-Successor	Mar. 31, 2013 Senior Secured Term Loan TransUnion Corp-Successor	Dec. 31, 2012 Senior Secured Term Loan Minimum TransUnion Corp-Successor	Dec. 31, 2012 Senior Secured Term Loan Maximum TransUnion Corp-Successor	Apr. 30, 2012 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility TransUnion Corp-Successor	Dec. 31, 2012 Revolving Credit Facility Maximum TransUnion Corp-Successor	Dec. 31, 2012 Senior secured revolving line of credit Minimum TransUnion Corp-Successor	Dec. 31, 2012 Senior secured revolving line of credit Maximum TransUnion Corp-Successor	Jun. 15, 2010 11.375% Senior notes	Dec. 31, 2012 11.375% Senior notes TransUnion Corp-Successor	Mar. 31, 2013 11.375% Senior notes TransUnion Corp-Successor	Dec. 31, 2011 11.375% Senior notes TransUnion Corp-Predecessor	Jun. 15, 2010 11.375% Senior notes TransUnion Corp-Predecessor	Dec. 31, 2012 Senior secured term loan TransUnion Corp-Successor	Mar. 31, 2013 Senior secured term loan TransUnion Corp-Successor	Feb. 28, 2011 Senior secured term loan TransUnion Corp-Predecessor	Dec. 31, 2011 Senior secured term loan TransUnion Corp-Predecessor	Jun. 15, 2010 Senior Notes [Member] TransUnion Corp-Predecessor Rfc Loan	Jun. 30, 2010 11.625% RFC loan TransUnion Corp-Predecessor	Dec. 31, 2011 11.625% RFC loan TransUnion Corp-Predecessor	Dec. 31, 2012 10.0% Note payable TransUnion Corp-Successor	Mar. 31, 2013 10.0% Note payable TransUnion Corp-Successor	Dec. 31, 2011 10.0% Note payable TransUnion Corp-Predecessor	Apr. 30, 2012 Swap Payable TransUnion Corp-Successor	Mar. 31, 2013 Swap TransUnion Corp-Successor	Dec. 31, 2012 Swap TransUnion Corp-Successor	Dec. 31, 2012 Swap TransUnion Corp-Successor Term Loan [Member]	Apr. 30, 2012 Swap TransUnion Corp-Predecessor	Nov. 30, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Holding Company, Inc.	Apr. 30, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625%/10.375% senior PIK toggle notes due 2018	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125% notes	Mar. 31, 2013 TransUnion Holding Company, Inc. 9.625% Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Senior Note	Mar. 31, 2013 TransUnion Holding Company, Inc. 8.125 % Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125 % Senior Note	Mar. 31, 2013 TransUnion Holding Company, Inc. 11.375% Senior notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.375% Senior notes	Mar. 31, 2013 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.625% RFC loan	Mar. 31, 2013 TransUnion Holding Company, Inc. 10.0% Note payable	Dec. 31, 2012 TransUnion Holding Company, Inc. 10.0% Note payable
Debt Instrument [Line Items]
Senior Notes																																																$ 600.0		$ 600.0
Principal amount issued	1,626.7									950.0	950.0																		645.0					16.7																	400.0				400.0
Offering Price																																																			99.50%
Payment of dividend to shareholders																																														373.8
Repayment of term loan	487.5																																										19.5		10.0
Additional Funds Borrowed under term loan																																4.8
Increase in basis point of term loan																0.0075					0.0050
Debt instrument maturity period										7 years	7 years
Senior secured revolving line of credit				25.0	30.0	155.0							210.0	210.0						210.0
LIBOR Floor Rate																1.50%
Revolving Line of Credit Rate Margin																							3.00%	5.00%																		4.00%
Debt instrument floor interest rate															1.50%							1.75%
Annual commitment fee																					0.50%
Principal Payments Percentage																														0.25%
Revolving line of credit, expiration date				Jun. 15, 2015	Feb. 10, 2016	Feb. 10, 2017										Feb. 10, 2018
Additional principal payments beginning date																2013
Percentage of excess cash flows to determine principal payment																		0.00%	50.00%
Fixed rate of interest																																								2.033%
Percentage variable rate of interest																																												1.50%
Derivative, Description of variable rate basis																																												Interest equal to the greater of 1.50% or the 3-month LIBOR
Period of LIBOR interest rate																																												3 months
Notional amount of swaps																																									500	500
Fair value of swap instrument, liability																																									5.6	5.8
Unrealized loss, net of tax, on swap instruments																																									3.5	3.7
Gains or losses related to hedge																																										0
Maturity Date																									Jun. 15, 2018		Jun. 15, 2018				Feb. 10, 2019																					Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Feb. 10, 2019	Feb. 10, 2018	Dec. 15, 2018	Apr. 15, 2013	Apr. 15, 2013
Fixed Interest Rate																									11.375%		11.375%																						9.625%			9.625%	9.625%	8.125%	8.125%	11.375%	11.375%
Purchase accounting adjustment, senior notes																										124.2
Discount on Unsecured Non Interest Bearing Note																																			2.5		0.2
Imputed interest rate																																			11.625%		10.00%	10.00%																						11.625%	10.00%	10.00%
Repayment of Principal and Interest																																				5.1
Percentage of Ownership Interest									20.00%
Note payable for acquisition of noncontrolling interests							2.0	1.8
Unsecured, non-interest bearing note, due in annual installments																																					1.0
Unsecured, non-interest bearing note, due in year two																																					1.0
Long term debt fair value																																																				654.0	639.8	426.5	413.5	743.4	753.0
Carrying value of long term debts		1,676.3	1,682.9					1,601.2																		758.4	754.2	645.0		923.4	921.0		942.9			10.3	0.9	0.9	1.8							2,680.9	2,674.4					600.0	600.0	398.1	398.0	754.2	758.4	921.0	923.4		0.9	0.9
Loan related fee																	$ 2.4
Previous floor rate on term loan												1.50%
Floor rate on term loan												1.25%
Previous margin rate on term loan												4.00%
Margin rate on term loan												3.00%
Extended term loan maturity Period												One year to February 2019
First required excess cash payments												2014